Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2015
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

17.  Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2014	2015
	RMB	RMB
Salary and welfare payables	1,577,761	1,689,809
Deposits	1,834,172	3,627,058
Payable related to employees’ exercise of share-based awards	811,783	276,259
Rental fee payables	69,341	135,534
Professional fee accruals	48,121	75,086
Others	970,654	1,374,319

Total	5,311,832	7,178,065